Investment Securities	12 Months Ended
Dec. 31, 2013
Investment Securities
Investment Securities

(4)               Investment Securities

The amortized cost and fair value of debt securities classified as available-for-sale at December 31, 2013 and 2012 are as follows:

		Gross	Gross
	Amortized	unrealized	unrealized
(in thousands)	cost	gains	losses	Fair value
December 31, 2013
U.S. Treasury	$1,000	$3	$0	$1,003
Government sponsored enterprises	61,006	377	767	60,616
Asset-backed securities	112,747	817	3,191	110,373
Obligations of states and political subdivisions	33,637	568	212	33,993
Total available for sale securities	$208,390	$1,765	$4,170	$205,985

December 31, 2012
U.S. Treasury	$2,000	$30	$0	$2,030
Government sponsored enterprises	54,327	853	0	55,180
Asset-backed securities	104,607	3,276	11	107,872
Obligations of states and political subdivisions	33,959	1,222	17	35,164
Total available for sale securities	$194,893	$5,381	$28	$200,246

All of the Company’s investment securities are classified as available for sale. Agency bonds and notes, agency mortgage-backed securities and agency collateralized mortgage obligations (CMO) include securities issued by the Government National Mortgage Association (GNMA), a U.S. government agency, and the Federal National Mortgage Association (FNMA), the Federal Home Loan Mortgage Corporation (FHLMC) and the Federal Home Loan Bank (FHLB), which are U.S. government-sponsored enterprises.

Investment securities that are classified as restricted equity securities primarily consist of Federal Home Loan Bank stock and the Company’s interest in statutory trusts. These securities are reported at cost in other assets in the amount of $4.0 million and $3.9 million as of December 31, 2013 and 2012, respectively.

Debt securities with carrying values aggregating approximately $145.8 million and $146.4 million at December 31, 2013 and December 31, 2012, respectively, were pledged to secure public funds, securities sold under agreements to repurchase, and for other purposes as required or permitted by law.  The amortized cost and fair value of debt securities classified as available-for-sale at December 31, 2013, by contractual maturity are shown below. Expected maturities may differ from contractual maturities because borrowers have the right to call or prepay obligations with or without prepayment penalties.

	Amortized	Fair
(in thousands)	cost	value
Due in one year or less	$6,896	$6,939
Due after one year through five years	55,859	56,351
Due after five years through ten years	31,757	31,244
Due after ten years	1,131	1,078
Total	95,643	95,612
Asset-backed securities	112,747	110,373
Total available for sale securities	$208,390	$205,985

Gross unrealized losses on debt securities and the fair value of the related securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, at December 31, 2013 and December 31, 2012 were as follows:

	Less than 12 months		12 months or more		Total	Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
(in thousands)	Value	Losses	Value	Losses	Value	Losses
At December 31, 2013
Government sponsored enterprises	$25,771	$(767)	$0	$0	$25,771	$(767)
Asset-backed securities	76,048	(2,940)	5,941	(251)	81,989	(3,191)
Obligations of states and political subdivisions	6,907	(159)	450	(53)	7,357	(212)
Total	$108,726	$(3,866)	$6,391	$(304)	$115,117	$(4,170)

(in thousands)
At December 31, 2012
Government sponsored enterprises	$1,044	$0	$0	$0	$1,044	$0
Asset-backed securities	4,729	(11)	0	0	4,729	(11)
Obligations of states and political subdivisions	2,114	(17)	150	0	2,264	(17)
Total	$7,887	$(28)	$150	$0	$8,037	$(28)

The total available for sale portfolio consisted of approximately 348 securities at December 31, 2013. The portfolio included 96 securities having an aggregate fair value of $115.1 million that were in a loss position at December 31, 2013. Securities identified as temporarily impaired which had been in a loss position for 12 months or longer totaled $6.4 million at fair value. The $4.2 million aggregate unrealized loss included in accumulated other comprehensive income at December 31, 2013 was caused by interest rate fluctuations. The total available for sale portfolio consisted of approximately 380 securities at December 31, 2012. The portfolio included 14 securities having an aggregate fair value of $8.0 million that were in a loss position at December 31, 2012. Securities identified as temporarily impaired which had been in a loss position for 12 months or longer totaled $150,000 at fair value. The $28,000 aggregate unrealized loss included in other comprehensive income at December 31, 2012 was caused by interest rate fluctuations. Because the decline in fair value is attributable to changes in interest rates and not credit quality these investments were not considered other-than-temporarily impaired at December 31, 2013 and 2012, respectively.

The table presents the components of investment securities gains and losses which have been recognized in earnings:

(in thousands)	2013	2012	2011
Gains realized on sales	$786	$26	$0
Losses realized on sales	(8)	0	0
Other-than-temporary impairment recognized	0	0	0
Investment securities gains	$778	$26	$0